Cover	Oct. 22, 2026
Cover [Abstract]
Document Type	8-K
Entity Registrant Name	The Vita Coco Company, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40950
Entity Tax Identification Number	11-3713156
Entity Address, Address Line One	111 Fifth Avenue
Entity Address, Address Line Two	Second Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10003
City Area Code	212
Local Phone Number	206-0763
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	COCO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001482981
Amendment Flag	false
Document Period End Date	Oct. 22, 2026